BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of subsidiaries
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property – Location	December 31, 2017	December 31, 2016	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division [1]	Côté Gold Project (Canada)	70%	100%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.[2]	Siribaya Project (Mali)	100%	23%	Subsidiary	Consolidation

1	Effective June 20, 2017, the Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture (note 6).

2	On February 28, 2017, the Company increased its ownership in Merrex from 23% to 100% (note 5).
NON-CONTROLLING INTERESTS
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2017		December 31, 2016
	Essakane	Rosebel	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	5%
Accumulated non-controlling interest	$25.5	$25.9	$25.8	$21.2
Net earnings attributable to non-controlling interests	$0.6	$5.7	$6.5	$1.1
Dividends paid to non-controlling interests[1]	$1.0	$1.0	$—	$—

1	For the year ended December 31, 2017, dividends paid to other non-controlling interests amounted to $1.1 million (December 31, 2016 – $1.5 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2017		December 31, 2016
	Essakane	Rosebel	Essakane	Rosebel
Current assets	$220.5	$181.0	$216.3	$153.5
Non-current assets	848.4	645.4	882.9	522.0
Current liabilities	(88.1)	(72.4)	(70.7)	(57.5)
Non-current liabilities	(552.6)	(183.6)	(598.4)	(140.6)
Net assets	$428.2	$570.4	$430.1	$477.4
	Year ended		Year ended
	December 31, 2017		December 31, 2016
Revenues	$547.4	$385.6	$529.1	$369.6
Net earnings and other comprehensive income	$8.2	$113.1	$65.9	$22.8

Net cash from operating activities	$215.5	$124.5	$236.7	$140.1
Net cash used in investing activities	(85.7)	(63.1)	(115.2)	(88.3)
Net cash used in financing activities	(127.7)	(25.5)	(120.6)	(3.9)
Net increase in cash and cash equivalents	$2.1	$35.9	$0.9	$47.9

The Company’s ability to access or use the assets of Essakane and Rosebel to settle its liabilities is not significantly restricted by known current contractual or regulatory requirements, or from the protective rights of non-controlling interests. Dividends payable by Rosebel must be approved by the Rosebel Supervisory Board, which includes representation from the non-controlling interest.

Disclosure of joint ventures
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property – Location	December 31, 2017	December 31, 2016	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division [1]	Côté Gold Project (Canada)	70%	100%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.[2]	Siribaya Project (Mali)	100%	23%	Subsidiary	Consolidation

1	Effective June 20, 2017, the Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture (note 6).

2	On February 28, 2017, the Company increased its ownership in Merrex from 23% to 100% (note 5).
Financial information for investments in Sadiola and Yatela, not adjusted for the percentage held by the Company, is summarized below:

	Years ended December 31, 2017		Years ended December 31, 2016
Joint Ventures	Sadiola	Yatela	Sadiola	Yatela
Summarized statements of earnings
Revenues	$192.5	$7.7	$213.5	$14.7
Depreciation expense	(4.0)	—	(7.1)	(2.0)
Other expenses	(143.1)	(8.0)	(179.0)	(18.0)
Income taxes	(5.2)	(0.1)	(5.4)	(0.1)
Net earnings (loss) and other comprehensive income (loss)	$40.2	$(0.4)	$22.0	$(5.4)

Summarized balance sheet	December 31, 2017		December 31, 2016
Assets
Cash and cash equivalents	$62.4	$0.5	$50.8	$6.5
Other current assets	53.8	7.9	41.9	7.7
Non-current assets	314.5	—	284.2	—
	$430.7	$8.4	$376.9	$14.2
Liabilities
Current liabilities	$58.6	$55.8	$41.2	$50.5
Non-current liabilities	222.4	30.2	221.2	40.8
	$281.0	$86.0	$262.4	$91.3
Net assets (liabilities)	$149.7	$(77.6)	$114.5	$(77.1)